Property and Equipment, Net (Details) - Schedule of Property, Plant and Equipment, Net - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Subtotal	$ 688,048	$ 770,219
Construction in progress	403,006	495,551
Less: accumulated depreciation	(409,112)	(246,050)
Property and equipment, net	681,942	1,019,720
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	356,691	337,879
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	146,033	149,346
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	184,376	260,951
Office furniture [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 948	$ 22,043